SHARE CAPITAL - Additional Information 1 (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($) Option $ / shares shares	Dec. 31, 2018 CAD ($) Option shares	Jun. 30, 2018 shares	May 02, 2018 CAD ($)	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of stock options exercised | Option	1,347,921	1,410,195
stock options exercise price	$ 0.80	$ 0.85
Gross proceeds from stock options exercised	1,073,272
Bottom of range
Disclosure of classes of share capital [line items]
stock options exercise price	0.175
Top of range
Disclosure of classes of share capital [line items]
stock options exercise price	$ 3.07
Avalite Sciences Inc. ("Avalite")
Disclosure of classes of share capital [line items]
Number of share issued in acquisition				9,911,894
Warrants
Disclosure of classes of share capital [line items]
Number of shares issued | shares	8,411,764	8,411,764	11,411,764		9,707,677
Warrant Three
Disclosure of classes of share capital [line items]
Number of warrant exercised | shares	2,129,707
Gross proceeds from warrant exercised	$ 8,199,371
Prospectus offering
Disclosure of classes of share capital [line items]
Unit issued price per unit | $ / shares	$ 39.00
Gross proceeds from unit issued	$ 4,167,200
Warrant exercise price | $ / shares	$ 14,749,636.00
stock options exercise price	$ 3.54
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	149,442,944	141,443,116
Number of shares increased | shares	7,999,828
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares